Equity-accounted investees - Summarized financial information of joint ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of joint ventures [line items]
Non-Current assets	$ 3,235,366	$ 3,362,594
Non-Current assets of which Vessel	3,127,091	3,238,435		$ 3,522,010		$ 2,336,831
Current Assets	451,873	802,249
Cash and cash equivalents	161,478	296,954	[1]	173,133	[1]	$ 143,648	[1]
Non-current liabilities	1,171,859	1,536,938
Non-Current Liabilities Of which bank loans	836,318	1,173,944
Current liabilities	203,594	316,050
Net Carrying amount of interest in joint venture	51,703	50,322
Revenue	1,230,750	932,377	[2]	600,024	[2]
Income tax benefit (expense) (Note 7)	(1,944)	(602)	[2]	(238)	[2]
Profit/(loss) for the period	473,238	112,230	[1],[2]	(110,070)	[1],[3]
Other comprehensive income (100%)	(2,336)	(3,940)	[3]	(3,194)	[3]
Joint ventures
Disclosure of joint ventures [line items]
Non-Current assets	251,296	311,083		303,343
Non-Current assets of which Vessel	250,576	307,377		300,058
Current Assets	256,595	447,531		384,351
Cash and cash equivalents	7,137	6,913		6,227
Non-current liabilities	113,554	184,718		204,760
Non-Current Liabilities Of which bank loans	39,144	89,495		137,630
Current liabilities	291,937	474,085		397,250
Current Liabilities Of which bank loans	88,347	183,824		111,382
Net assets (100%)	102,401	99,811		85,685
Group's share of net assets	51,703	50,322		43,182
Shareholders loans to joint ventures	33,936	60,379		28,665
Net Carrying amount of interest in joint venture	51,703	50,322		43,182
Remaining shareholders loan to joint venture	33,936	60,379		28,665
Revenue	1,605,227	1,409,360		847,540
Depreciations and amortization	(40,604)	(36,988)		(36,213)
Interest expense	(11,327)	(12,764)		(10,161)
Income tax benefit (expense) (Note 7)	(20,764)	(3,405)		(3,412)
Profit/(loss) for the period	21,666	32,763		32,074
Other comprehensive income (100%)	(4)	(1,441)		(918)
Group's share of profit (loss) for the period	10,917	16,460		16,076
Group's share of other comprehensive income	$ (2)	$ (720)		$ (459)
Kingswood Co. Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%		50.00%
Non-Current assets	$ 0	$ 530		$ 522
Non-Current assets of which Vessel	0	0		0
Current Assets	0	0		0
Cash and cash equivalents	0	0		0
Non-current liabilities	0	0		0
Non-Current Liabilities Of which bank loans	0	0		0
Current liabilities	0	10		6
Current Liabilities Of which bank loans	0	0		0
Net assets (100%)	0	520		516
Group's share of net assets	0	260		258
Shareholders loans to joint ventures	0	0		0
Net Carrying amount of interest in joint venture	0	260		258
Remaining shareholders loan to joint venture	0	0		0
Revenue	0	0		0
Depreciations and amortization	0	0		0
Interest expense	0	0		0
Income tax benefit (expense) (Note 7)	0	0		0
Profit/(loss) for the period	(1)	(3)		(2)
Other comprehensive income (100%)	0	0		0
Group's share of profit (loss) for the period	0	(1)		(1)
Group's share of other comprehensive income	$ 0	$ 0		$ 0
Seven Seas Shipping Ltd.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%		50.00%
Non-Current assets	$ 0	$ 0		$ 0
Non-Current assets of which Vessel	0	0		0
Current Assets		800		792
Cash and cash equivalents	0	800		696
Non-current liabilities		525		522
Non-Current Liabilities Of which bank loans	0	0		0
Current liabilities		1		1
Current Liabilities Of which bank loans	0	0		0
Net assets (100%)	0	274		269
Group's share of net assets	0	137		134
Shareholders loans to joint ventures	0	0		0
Net Carrying amount of interest in joint venture	0	137		134
Remaining shareholders loan to joint venture	0	0		0
Revenue	0	8		1
Depreciations and amortization	0	0		0
Interest expense	0	0		0
Income tax benefit (expense) (Note 7)	0	0		0
Profit/(loss) for the period	(1)	6		(5)
Other comprehensive income (100%)	0	0		0
Group's share of profit (loss) for the period	0	3		(2)
Group's share of other comprehensive income	$ 0	$ 0		$ 0
TI Africa Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%		50.00%
Non-Current assets	$ 118,337	$ 137,426		$ 154,553
Non-Current assets of which Vessel	118,337	135,195		153,404
Current Assets	10,187	10,809		9,119
Cash and cash equivalents	1,138	1,701		484
Non-current liabilities	65,355	97,514		130,068
Non-Current Liabilities Of which bank loans	19,929	45,567		70,080
Current liabilities	29,277	26,370		24,400
Current Liabilities Of which bank loans	25,886	24,856		23,867
Net assets (100%)	33,893	24,351		9,205
Group's share of net assets	16,946	12,175		4,603
Shareholders loans to joint ventures	16,665	23,215		28,665
Net Carrying amount of interest in joint venture	16,946	12,175		4,603
Remaining shareholders loan to joint venture	16,665	23,215		28,665
Revenue	49,922	49,434		49,129
Depreciations and amortization	(16,858)	(18,209)		(18,209)
Interest expense	(3,358)	(4,633)		(3,857)
Income tax benefit (expense) (Note 7)	(10,397)	(1,588)		(1,585)
Profit/(loss) for the period	9,549	15,881		15,742
Other comprehensive income (100%)	(1)	(735)		(477)
Group's share of profit (loss) for the period	4,775	7,941		7,871
Group's share of other comprehensive income	$ 0	$ (367)		$ (239)
TI Asia Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%		50.00%
Non-Current assets	$ 112,160	$ 128,722		$ 147,962
Non-Current assets of which Vessel	112,160	128,722		146,654
Current Assets	10,176	10,001		22,450
Cash and cash equivalents	1,109	917		2,561
Non-current liabilities	30,652	49,026		74,171
Non-Current Liabilities Of which bank loans	19,215	43,927		67,551
Current liabilities	30,547	27,318		23,699
Current Liabilities Of which bank loans	24,961	23,968		23,015
Net assets (100%)	61,136	62,379		72,542
Group's share of net assets	30,568	31,189		36,271
Shareholders loans to joint ventures	0	0		0
Net Carrying amount of interest in joint venture	30,568	31,189		36,271
Remaining shareholders loan to joint venture	0	0		0
Revenue	49,976	49,487		49,180
Depreciations and amortization	(16,562)	(17,933)		(17,933)
Interest expense	(3,233)	(4,482)		(3,733)
Income tax benefit (expense) (Note 7)	(10,135)	(1,573)		(1,611)
Profit/(loss) for the period	9,855	15,743		15,977
Other comprehensive income (100%)	(3)	(706)		(441)
Group's share of profit (loss) for the period	4,927	7,871		7,989
Group's share of other comprehensive income	$ (1)	$ (353)		$ (220)
Tankers Agencies (UK) Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%		50.00%
Non-Current assets	$ 720	$ 944		$ 306
Non-Current assets of which Vessel	0	0		0
Current Assets	232,865	418,505		351,702
Cash and cash equivalents	3,124	3,246		2,487
Non-current liabilities	276	490		0
Non-Current Liabilities Of which bank loans	0	0		0
Current liabilities	228,851	415,301		349,096
Current Liabilities Of which bank loans	37,500	135,000		64,500
Net assets (100%)	4,458	3,658		2,912
Group's share of net assets	2,715	2,227		1,774
Shareholders loans to joint ventures	0	0		0
Net Carrying amount of interest in joint venture	2,715	2,227		1,774
Remaining shareholders loan to joint venture	0	0		0
Revenue	1,478,909	1,307,523		749,229
Depreciations and amortization	(56)	(67)		(71)
Interest expense	(1,651)	(3,292)		(2,571)
Income tax benefit (expense) (Note 7)	(232)	(243)		(216)
Profit/(loss) for the period	800	746		352
Other comprehensive income (100%)	0	0		0
Group's share of profit (loss) for the period	487	454		214
Group's share of other comprehensive income	$ 0	$ 0		$ 0
Tankers International LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%		50.00%
Non-Current assets	$ 0	$ 0		$ 0
Non-Current assets of which Vessel	0	0		0
Current Assets	243	267		288
Cash and cash equivalents	0	0		0
Non-current liabilities	0	0		0
Non-Current Liabilities Of which bank loans	0	0		0
Current liabilities	61	51		48
Current Liabilities Of which bank loans	0	0		0
Net assets (100%)	182	216		240
Group's share of net assets	107	127		141
Shareholders loans to joint ventures	0	0		0
Net Carrying amount of interest in joint venture	107	127		141
Remaining shareholders loan to joint venture	0	0		0
Revenue	0	0		0
Depreciations and amortization	0	0		0
Interest expense	0	0		0
Income tax benefit (expense) (Note 7)	0	0		0
Profit/(loss) for the period	(34)	(24)		10
Other comprehensive income (100%)	0	0		0
Group's share of profit (loss) for the period	(20)	(14)		6
Group's share of other comprehensive income	$ 0	$ 0		$ 0
Bari Shipholding Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Non-Current assets	$ 20,079	$ 21,833
Non-Current assets of which Vessel	20,079	21,833
Current Assets	2,609	1,573
Cash and cash equivalents	1,573	0
Non-current liabilities	17,271	18,390
Non-Current Liabilities Of which bank loans	0	0
Current liabilities	2,856	705
Current Liabilities Of which bank loans	0	0
Net assets (100%)	2,562	4,310
Group's share of net assets	1,281	2,155
Shareholders loans to joint ventures	17,271	18,390
Net Carrying amount of interest in joint venture	1,281	2,155
Remaining shareholders loan to joint venture	17,271	18,390
Revenue	12,288	938
Depreciations and amortization	(4,257)	(273)
Interest expense	(1,834)	(155)
Income tax benefit (expense) (Note 7)	0	0
Profit/(loss) for the period	(1,748)	310
Other comprehensive income (100%)	0	0
Group's share of profit (loss) for the period	(874)	155
Group's share of other comprehensive income	$ 0	$ 0
Bastia Shipholding Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Non-Current assets	$ 0	$ 21,628
Non-Current assets of which Vessel	0	21,628
Current Assets	514	5,577
Cash and cash equivalents	193	250
Non-current liabilities	0	18,773
Non-Current Liabilities Of which bank loans	0	0
Current liabilities	345	4,328
Current Liabilities Of which bank loans	0	0
Net assets (100%)	170	4,104
Group's share of net assets	85	2,052
Shareholders loans to joint ventures	0	18,773
Net Carrying amount of interest in joint venture	85	2,052
Remaining shareholders loan to joint venture	0	18,773
Revenue	14,131	1,970
Depreciations and amortization	(2,871)	(507)
Interest expense	(1,251)	(202)
Income tax benefit (expense) (Note 7)	0	0
Profit/(loss) for the period	3,246	104
Other comprehensive income (100%)	0	0
Group's share of profit (loss) for the period	1,623	52
Group's share of other comprehensive income	$ 0	$ 0

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.
[2]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.
[3]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.